Expenses by Nature - Summary of Expenses by Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Expense By Nature [Abstract]
Changes in inventories	€ 8,033	€ 10,091	€ (16,302)
Purchases of raw materials	92,457	152,181	161,625
Purchases of finished products	20,459	27,751	23,169
Services costs	75,457	110,773	100,656
Employee benefits expenses	119,249	130,414	121,929
Depreciation and amortisation, net of government grants	20,724	20,177	20,065
Other	8,364	13,165	17,366
Total cost of sales, selling and administrative expenses	€ 344,743	€ 464,552	€ 428,508